First Trust Indxx Global Agriculture ETF Investment Objectives and Goals - First Trust Indxx Global Agriculture ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Indxx Global Agriculture ETF (FTAG)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Indxx Global Agriculture ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Indxx Global Agriculture Index (the “Index”).